UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300, Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Mark M. Strefling

General Counsel and Chief Legal Officer

Whitebox Advisors, LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-253-6001

Date of fiscal year end: October 31

Date of reporting period: July 1, 2011 - June 30, 2012

Item 1 – Proxy Voting Record.

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Metlife, Inc.	MET US	59156R108	4/24/2012	Election of Directors, Ratification of Appointment of Auditor and Advisory Vote to Approve Compensation to Named Executive Officers	Per Glass Lewis Recomenndations	FOR	4/24/2012	With
Hudson City Bancorp, Inc.	HCBK US	539830109	4/25/2012	Election of Directors, Ratification of Appointment of Public Accounting Firm and Approval of Amendment to Hudson City Bankcorp’s Cert of Inc to Declassify the Board of Directors	Per Glass Lewis Recomenndations	FOR	4/25/2012	With
Hudson City Bancorp, Inc.	HCBK US	539830109	4/25/2012	Approval of Non-Binding Advisory on Named Executive Officer Compensation	Per Glass Lewis Recomenndations	AGN	4/25/2012	AGN
Lockheed Martin Corporation	LMT US	443683107	4/26/2012	Election of Directors, Ratification of Auditors	Per Glass Lewis Recomenndations	FOR	4/25/2012	With
Lockheed Martin Corporation	LMT US	443683107	4/26/2012	Vote to Approve the Comp of Named Executive Officers	Per Glass Lewis Recomenndations	AGN	4/25/2012	AGN
Lockheed Martin Corporation	LMT US	443683107	4/26/2012	Stockholder Proposal, Adopt Policy that Requires the Board Chairman to be an Independent Director	Per Glass Lewis Recomenndations	FOR	4/25/2012	With
Corning Incorporated	GLW US	219350-105	4/26/2012	Election of Directors, Approval of the Company’s Executive Comp., Ratify Appointment of Public Acting Firm, approval of 2012 Long Term Incentive Plan and Approval of the Amendment and Restated Cert of Inc. Removing provisions requiring supermajority vote of the Company’s Shareholders	Per Glass Lewis Recomenndations	FOR	4/18/2012	With
Apollo Residential Mortgage Inc.	AMTG US	03763V-102	5/8/2012	Election of Directors, Ratification of Public Acting Firm, Approval on Advisory Basis of Comp named Executive Officers	Per Glass Lewis Recomenndations	FOR	5/2/2012	With
Apollo Residential Mortgage Inc.	AMTG US	03763V-102	5/8/2012	Approval on advisory basis of frequency of Future Stockholder Advisory Votes on the Compensation of Named Executive Officers	Per Glass Lewis Recomenndations	3 years	5/2/2012	AGN, as 1 year
Ocwen Financial Corporation	OCN US	675746-309	5/9/2012	Election of Directors, Ratify Public Acting Firm, Advisory Vote to Approve Executive Comp	Per Glass Lewis Recomenndations	FOR	5/1/2012	With
Bank of America Corporation	BAC US	060505-104	5/9/2012	Election of Directors, Advisory say on pay vote to approve executive comp and Ratification of Public Acting Firm	Per Glass Lewis Recomenndations	FOR	5/1/2012	With
Bank of America Corporation	BAC US	060505-104	5/9/2012	Stockholder Proposal Disclosure of Government Employment, Proposal Executives to Retain Significant Stock and Prohibition on Political Spending	Per Glass Lewis Recomenndations	AGN	5/1/2012	With
Bank of America Corporation	BAC US	060505-104	5/9/2012	Stock holder proposal Grassrotts and Other Lobbying and Mortgage Servicing Operations	Per Glass Lewis Recomenndations	FOR	5/1/2012	AGN
Morgan Stanley	MS US	617446-448	5/15/2012	Election of Directors, Ratify Auditor, Amendment to 2007 Equity Inventive Comp Plan, Amendment to Directors’ Equity Capital Accumulation Plan and Approve the Comp Executives as Disclosed in the Proxy	Per Glass Lewis Recomenndations	FOR	5/10/2012	With
Gap Inc.	GPS UC	364760-108	5/15/2012	Election of Directors, Ratification of Public Acting Firm, Advisory to Vote to Approve Overall Comp of Company’s Named Executive Officers	Per Glass Lewis Recomenndations	FOR	5/10/2012	With
Gap Inc.	GPS UC	364760-108	5/15/2012	Shareholder Proposal Regarding Ending Trade Partnerships With SRI Lanka	Per Glass Lewis Recomenndations	AGN	5/10/2012	With
Dr Pepper Snapple Group, Inc.	DPS US	26138E-109	5/17/2012	Election of Directors, Ratify Appointment of Public Acting Firm, Comp paid to Named Executive Officers approved, Vote upon proposed Amendments to cert of inc, bylaws to declassify the Company’s board and provide Election of Annual Directors	Per Glass Lewis Recomenndations	FOR	5/10/2012	With
Dr Pepper Snapple Group, Inc.	DPS US	26138E-109	5/17/2012	Consider and Act Upon Stockholder Proposal regarding a comprehensive Recycling Strategy for Beverage Containers	Per Glass Lewis Recomenndations	AGN	5/10/2012	With
The Hartford Financial SVCS Group, Inc.	HIG US	416515-104	5/16/2012	Election of Directors, Ratification of Appointment of Public Acting Firm and Management Proposal to Approve non-binding comp of company’s named Executive Officers	Per Glass Lewis Recomenndations	FOR	5/10/2012	With
The Goldman Sachs Group, Inc.	GS US	38141G-104	5/24/2012	Election of Directors, Advisory Vote to Approve Say on Pay and Ratification of Public Accounting Firm for 2013	Per Glass Lewis Recomenndations	FOR	5/18/2012	With
The Goldman Sachs Group, Inc.	GS US	38141G-104	5/24/2012	Shareholder Proposal Regarding Cumulative Voting, Shareholder proposal Regarding Executive Compensation and Long Time Performance and Shareholder Proposal Regarding Report of Lobbying Expenditures	Per Glass Lewis Recomenndations	AGN	5/18/2012	With
Ancestry.com Inc	ACOM US	032803-108	5/24/2012	Election of Directors, Ratification of Public Accounting Firm for 2012	Per Glass Lewis Recomenndations	FOR	5/18/2012	With
Hawaiian Holdings, Inc.	HA US	419879-101	5/24/2012	Election of Directors, Ratify Public Acting Firm, Advisory Vote to Approve Executive Comp	Per Glass Lewis Recomenndations	FOR	5/18/2012	With
Wal-Mart Stores, Inc.	WMT US	931142-103	6/1/2012	Election of Directors	Per Glass Lewis Recomenndations	FOR	5/25/2012
Wal-Mart Stores, Inc.	WMT US	931142-103	6/1/2012	Political Contributions Report	Per Glass Lewis Recomenndations	FOR	5/25/2012	AGN
Wal-Mart Stores, Inc.	WMT US	931142-103	6/1/2012	Director Nomination Policy and Report regarding Incentive Comp Programs	Per Glass Lewis Recomenndations	AGN	5/25/2012	With
PHH Corporation	PHH	693320202	6/6/2012	Election of Directors, Ratify Public Acting Firm, Advisory Vote to Approve Executive Comp	Per Glass Lewis Recomenndations	FOR	6/5/2012	With
United Continental Holdings Inc.	UAL	910047109	6/12/2012	Election of Directors, Ratify Public Acting Firm, Advisory Vote to Approve Executive Comp	Per Glass Lewis Recomenndations	FOR	6/11/2012	With
Delta Air Lines, Inc.	DAL	247361702	6/15/2012	Election of Directors, Advisory Babis, approve comp of Named Executive Officers, Re-Approve Performance Goals Under 2007 Comp Plan and Ratify appointment of Public Acting Firm	Per Glass Lewis Recomenndations	FOR	6/14/2012	With
Gamestop Corp.	GME	36467W109	6/19/2012	Election of Directors, Vote to approve non-binding comp of named executive officers, proposal to ratify public accounting firm	Per Glass Lewis Recomenndations	FOR	6/18/2012	With
Best Buy Co., Inc.	BBY	086516-101	6/21/2012	Election for Directors, Ratify appointment of Public Acting Firm, Conduct an Advisory Vote to Approve named Executive Officer Comp, Approve Increase in shares under 2008 Employee Stock Purchase Plan, Vote on Shareholder Proposal Recommending Declassification of Board	Per Glass Lewis Recomenndations	FOR	6/14/2012	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Whitebox Mutual Funds

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date: August 22, 2012